Braskem Idesa Financing (Details 2) - BRL (R$) R$ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Original long-term maturities
Braskem Idesa Financing	R$ 8,907,733	R$ 9,491,686
2018
Original long-term maturities
Braskem Idesa Financing		709,793
2019
Original long-term maturities
Braskem Idesa Financing	748,071	736,885
2020
Original long-term maturities
Braskem Idesa Financing	877,450	864,149
2021
Original long-term maturities
Braskem Idesa Financing	1,002,270	986,914
2022
Original long-term maturities
Braskem Idesa Financing	835,009	822,235
2023
Original long-term maturities
Braskem Idesa Financing	1,105,295	1,088,155
2024
Original long-term maturities
Braskem Idesa Financing	1,195,682	1,177,017
2025
Original long-term maturities
Braskem Idesa Financing	1,195,096	1,176,346
2026
Original long-term maturities
Braskem Idesa Financing	1,052,156	1,035,586
2027
Original long-term maturities
Braskem Idesa Financing	474,438	466,270
2028 and thereafter
Original long-term maturities
Braskem Idesa Financing	R$ 422,266	R$ 428,336